Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000194765
Shareholder Report [Line Items]
Fund Name	Recurrent MLP & Infrastructure Fund
Class Name	Class I
Trading Symbol	RMLPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Recurrent MLP & Infrastructure Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://recurrentfunds.com/about-our-fund-rmlpx/rmlpx-reports-filings. You can also request this information by contacting us at 1-833-732-8773.
Additional Information Phone Number	1-833-732-8773
Additional Information Website	https://recurrentfunds.com/about-our-fund-rmlpx/rmlpx-reports-filings
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Recurrent MLP & Infrastructure Fund	$57	1.15%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (November 2, 2017)
Recurrent MLP & Infrastructure Fund	0.73%	10.95%	26.92%	10.40%
Alerian MLP Index	9.16%	13.50%	26.98%	9.98%
S&P 500® Index	-1.74%	12.10%	15.61%	12.71%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Nov. 02, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,059,752,624
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 4,871,670
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,059,752,624
Number of Portfolio Holdings	26
Advisory Fee	$4,871,670
Portfolio Turnover	4%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	71.9%
Master Limited Partnerships	27.4%
Money Market Funds	0.7%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	0.7%
Materials	2.1%
Energy	96.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Energy Transfer, L.P.	6.7%
Cheniere Energy, Inc.	6.7%
Pembina Pipeline Corporation	6.7%
ONEOK, Inc.	5.4%
Targa Resources Corporation	5.4%
Suncor Energy, Inc.	5.2%
Cenovus Energy, Inc.	5.2%
Sunoco, L.P.	4.9%
Western Midstream Partners, L.P.	4.6%
Plains GP Holdings, L.P., Class A	4.5%